Advances Repayable (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Current and Non-current Portion Financial Liabilities

(€’000)	As at December 31,
	2020	2019
Non-Current portion as at January 1,	4 139	2 864
Non-Current portion as at December 31,	4 220	4 139

Current portion as at January 1,	346	276
Current portion as at December 31,	371	346

Total Recoverable Cash Advances as at January 1,	4 484	3 140
Total Recoverable Cash Advances as at December 31,	4 590	4 484

Summary of Information on Other Outstanding Advances
For further details, reference is made to the table below which shows (i) the year for which amounts under those agreements have been received and initially recognized on the statement of financial position for the financial liability and deferred grant income components and (ii) a description of the specific characteristics of those recoverable cash advances including repayment schedule and information on other outstanding advances. Underlying R&D is ongoing and no exploitation decisions are expected before mid-2021 with the exception of the convention 7685 (THINK) for which an exploitation decision has been taken in the second quarter of 2020.

(in €’000)			Amounts received for the years ended December 31,				Amounts to be received		As at December 31, 2020
Id	Project	Contractual amount	Prior years	2019	2020	Cumulated cashed in	2021 and beyond	Status	Amount reimbursed (cumulative)
5160	C-Cure	2 920	2 920	—	—	2 920	—	Abandoned	—
5731	C-Cure	3 400	3 400	—	—	3 400	—	Abandoned	—
5914	C-Cure	700	687	—	—	687	—	Abandoned	180
5915	C-Cathez	910	910	—	—	910	—	Exploitation	600
5951	Industrialization	1 470	866	—	—	866	—	Abandoned	245
6003	C-Cure	1 729	1 715	—	—	1 715	—	Abandoned	—
6230	C-Cure	1 084	1 084	—	—	1 084	—	Abandoned	—
6363	C-Cure	1 140	1 126	—	—	1 126	—	Abandoned	1 536
6548	Industrialization	660	541	—	—	541	—	Abandoned	—
6633	C-Cathez	1 020	1 020	—	—	1 020	—	Exploitation	275
6646	Proteins	1 200	450	—	—	450	—	Abandoned	450
7027	C-Cathez	2 500	2 500	—	—	2 500	—	Exploitation	500
7246	C-Cure	2 467	2 467	—	—	2 467	—	Abandoned	—
7502	CAR-T Cell	2 000	2 000	—	—	2 000	—	Exploitation	40
7685	THINK	3 496	2 060	1 086	350	3 496	—	Exploitation	—
8087	CYAD01-Deplethink	2 492		623	1 447	2 070	421	Research	—
8088	CYAD02-Cycle1	3 538		885	615	1 500	2 038	Research	—
1910028	CwalityCAR	2 102		—	749	749	1 353	Research	—
8212	CYAD-101	3 300			825	825	2 475	Research	—
8436	Immunicy	3 394			1 697	1 697	1 697	Research	—

Total		41 522	23 746	2 593	5 684	32 023	7 985		3 826

Summary of Certain Terms and Conditions for the Recoverable Cash Advances
The table below summarizes, in addition to the specific characteristics described above, certain terms and conditions for the recoverable cash advances:

Contract number	Research phase	Percentage of total project costs	Turnover- dependent reimbursement	Turnover-independent reimbursement	Interest rate accrual	Amounts due in case of licensing (per year) resp. Sale
(€’000)
5160	01/05/05-30/04/08	70%	0.18%	Consolidated with 6363	N/A	N/A
5731	01/05/08-31/10/09	70%	0.18%	Consolidated with 6363	N/A	N/A
5914	01/09/08-30/06/11	70%	5.00%	€30k in 2012 and €70k each year after	N/A	10% with a minimum of 100/Y
5915	01/08/08-30/04/11	70%	5.00%	€40k in 2012 and €70k each year after	N/A	10% with a minimum of 100/Y
5951	01/09/08-31/12/14	70%	5.00%	€100k in 2014 and €150k each year after	N/A	10% with a minimum of 200/Y
6003	01/01/09-30/09/11	60%	0.18%	Consolidated with 6363	N/A	N/A
6230	01/01/10-31/03/12	60%	0.18%	Consolidated with 6363	N/A	N/A
6363	01/03/10-30/06/12	60%	0.18%	From €103k to €514k starting in 2013 until 30% of advance is reached	Starting on 01/01/13	N/A
6548	01/01/11-31/03/13	60%	0.01%	From €15k to €29k starting in 2014 until 30% of advance is reached	Starting on 01/10/13	N/A
6633	01/05/11-30/11/12	60%	0.27%	From €10k to €51k starting in 2013 until 30% of advance is reached	Starting on 01/06/13	N/A
6646	01/05/11-30/06/15	60%	0.01%	From €12k to €60k starting in 2015 until 30% of advance is reached	Starting on 01/01/16	N/A
7027	01/11/12-31/10/14	50%	0.33%	From €25k to €125k starting in 2015 until 30% of advance is reached	Starting on 01/01/15	N/A
7246	01/01/14-31/12/16	50%	0.05%	From €30k to €148k starting in 2017 until 30% of advance is reached.	Starting in 2017	N/A
7502	01/12/15-30/11/18	45%	0.19%	From €20k to €50k starting in 2019 until 30% is reached.	Starting 2019	N/A
7685	1/01/17-31/12/19	45%	0.33%	From €35k to €70k starting in 2019 until 30% is reached.	Starting 2020	N/A
8087	01/05/19-31/12/20	45%	0.22%	From €25k to €75k starting in 2021 until 30% is reached	Starting 01/01/21	N/A
8088	01/05/19-31/12/20	45%	0.21%	From €35k to €106k starting in 2021 until 30% is reached	Starting 01/01/21	N/A
1910028	06/06/19-05/05/21	45%	0.01%	From €21k to €42k starting in 2022 until 30% is reached	Starting 01/06/21	N/A
8212	01/01/2020-31/12/2021	45%	0.46%	From €33K to €99K starting in 2022 until 30% is reached	Starting 01/01/22	N/A
8436	01/11/2020-31/12/2023	45%	0.32%	From €34K to €102K starting in 2024 until 30% is reached	Starting 01/11/22	N/A